Performance Management - iShares Securitized Income Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The returns presented for the Fund reflect the performance of Institutional Shares of the Predecessor Fund. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization on January 23, 2026. The Predecessor Fund was a mutual fund that was managed by a different investment adviser that is under common control with BFA and had the same portfolio management team as that of the
Fund. Effective August 5, 2025, the Predecessor Fund changed its name to “BlackRock Securitized Income Fund,” and adopted an identical investment objective and identical investment strategies and policy as the Fund. The Predecessor Fund adopted the performance of BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series (the “MAS Fund”) as a result of a different reorganization on September 17, 2018. The performance information below is based on the performance of the MAS Fund for periods prior to the date of such reorganization. The MAS Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Predecessor Fund as of the date of such reorganization. The MAS Fund’s and the Predecessor Fund’s total returns prior to August 5, 2025, as applicable, as reflected in the bar chart and table are the returns of the MAS Fund and the Predecessor Fund when each followed different investment strategies and processes under the name “BlackRock U.S. Mortgage Portfolio.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to the Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of 50% Bloomberg ABS Index/50% Bloomberg Non- Agency Investment Grade CMBS Index (the “Customized Reference Benchmark”). Fund management believes that the Customized Reference Benchmark has certain characteristics that are helpful in evaluating the Fund. This index assumes that all dividends and distributions have been reinvested in the Predecessor Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to the Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of 50% Bloomberg ABS Index/50% Bloomberg Non- Agency Investment Grade CMBS Index (the “Customized Reference Benchmark”). Fund management believes that the Customized Reference Benchmark has certain characteristics that are helpful in evaluating the Fund.
Bar Chart [Heading]	Calendar Year by Year Returns1 iShares Securitized Income Active ETF As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 6.06% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.87% (quarter ended March 31, 2022).
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1-800-474-2737 (toll free).

Performance Table Heading	Average Annual Total Returns For the periods ended 12/31/25
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1-800-474-2737 (toll free)
iShares Securitized Income Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	6.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022